Earnings per share (Tables)	12 Months Ended
Jun. 30, 2018
Profit per share attributable to equity holders of the parent:
Schedule of basic earnings per share

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year.

	June 30, 2018	June 30, 2017	June 30, 2016
Profit for the year of continuing operations attributable to equity holders of the parent	5,278	1,383	8,635
Profit for the year of discontinued operations attributable to equity holders of the parent	9,725	1,647	338
Profit for the year attributable to equity holders of the parent	15,003	3,030	8,973
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	26.09	5.27	15.61

Schedule of diluted earnings per share

The Group holds treasury shares associated with incentive plans with potentially dilutive effect.

	June 30, 2018	June 30, 2017	June 30, 2016
Profit for the year of continuing operations attributable to equity holders of the parent	5,278	1,383	8,635
Profit for the year of discontinued operations attributable to equity holders of the parent	9,725	1,647	338
Profit for the year per share attributable to equity holders of the parent	15,003	3,030	8,973
Weighted average number of ordinary shares outstanding	579	579	579
Diluted earnings per share	25.91	5.23	15.50